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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05440

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                         MFS INTERMEDIATE INCOME TRUST
               (Exact name of registrant as specified in charter)

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              111 Huntington Avenue, Boston, Massachusetts 02199
              (Address of principal executive offices) (Zip code)

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                                Susan S. Newton
                    Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and address of agents for service)

      Registrant's telephone number, including area code: (617) 954-5000

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                      Date of fiscal year end: October 31

             Date of reporting period: July 1, 2012 - June 30, 2013

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ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05440
Reporting Period: 07/01/2012 - 06/30/2013
MFS Intermediate Income Trust









======================== MFS Intermediate Income Trust =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title):  JOHN M. CORCORAN*
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                           John M. Corcoran, Principal Executive
                           Officer & President

Date: August 16, 2013

*By (Signature and Title)  /s/ Susan S. Newton
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                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 8th, 2013. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 56 filed with the SEC via EDGAR on July 26, 2013.